Financial Investments - Summary of Financial Investments (Detail) £ in Millions	Dec. 31, 2017 GBP (£)
Disclosure of financial investments [line items]
Financial investments	£ 17,611
Asset-backed Securities [member]
Disclosure of financial investments [line items]
Financial investments	2,180
Available-for-sale [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	8,772
Available-for-sale [member] | Equity Securities [member]
Disclosure of financial investments [line items]
Financial investments	81
Held-to-maturity debt securities [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	£ 6,578